Business Description, Basis of Presentation and Recent Developments (Details) - USD ($) $ in Thousands		6 Months Ended
	Apr. 11, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Proceeds from IPO	$ 112,465		$ 115,292
Operating right-of-use assets		$ 19,882		$ 20,958
IPO [Member]
Shares sold under initial public offering	8,855,000
Options granted to underwriters	1,155,000
Redeemable Preferred shares converted	16,416,749
Type of stock converted	redeemable convertible preferred shares